OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

	2017	2016
Asset retirement obligations	$4,327	$3,243
Share-based compensation	414	426
Risk management (note 18)	103	—
Other (1)	565	17
	5,409	3,686
Less: current portion	1,012	463
	$4,397	$3,223
(1) Included in Other at December 31, 2017 is $469 million (US$375 million) of deferred purchase consideration payable to Marathon in March 2018.
Asset Retirement Obligations
The Company’s asset retirement obligations are expected to be settled on an ongoing basis over a period of approximately 60 years and have been discounted using a weighted average discount rate of 4.7% (2016 – 5.2%; 2015 – 5.9%). Reconciliations of the discounted asset retirement obligations were as follows:

	2017	2016	2015
Balance – beginning of year	$3,243	$2,950	$4,221
Liabilities incurred	12	3	7
Liabilities acquired, net	784	30	129
Liabilities settled	(274)	(267)	(370)
Asset retirement obligation accretion	164	142	173
Revision of cost, inflation rates and timing estimates	(40)	(68)	(313)
Change in discount rate	509	493	(1,150)
Foreign exchange adjustments	(71)	(40)	253
Balance – end of year	4,327	3,243	2,950
Less: current portion	92	95	101
	$4,235	$3,148	$2,849
Segmented Asset Retirement Obligations

	2017	2016
Exploration and Production
North America	$1,840	$1,444
North Sea	755	837
Offshore Africa	245	244
Oil Sands Mining and Upgrading	1,486	717
Midstream	1	1
	$4,327	$3,243

Share-Based Compensation
As the Company’s Option Plan provides current employees with the right to elect to receive common shares or a cash payment in exchange for stock options surrendered, a liability for potential cash settlements is recognized. The current portion represents the maximum amount of the liability payable within the next twelve month period if all vested stock options are surrendered for cash settlement.

	2017	2016	2015
Balance – beginning of year	$426	$128	$203
Share-based compensation expense (recovery)	134	355	(46)
Cash payment for stock options surrendered	(6)	(7)	(1)
Transferred to common shares	(154)	(117)	(18)
Charged to (recovered from) Oil Sands Mining and Upgrading, net	14	67	(10)
Balance – end of year	414	426	128
Less: current portion	348	368	105
	$66	$58	$23

Included within share-based compensation expense for the year ended December 31, 2017 was $5 million (2016 – $nil; 2015 – $nil) related to PSUs granted to certain executive employees.
The fair value of stock options outstanding was estimated using the Black-Scholes valuation model with the following weighted average assumptions:

	2017	2016	2015
Fair value	$11.82	$11.41	$3.06
Share price	$44.92	$42.79	$30.22
Expected volatility	27.1%	30.7%	28.6%
Expected dividend yield	2.5%	2.3%	3.0%
Risk free interest rate	1.8%	0.9%	0.6%
Expected forfeiture rate	5.0%	5.0%	4.8%
Expected stock option life (1)	4.5 years	4.6 years	4.5 years

(1)	At original time of grant.
The intrinsic value of vested stock options at December 31, 2017 was $195 million (2016 – $191 million; 2015 – $10 million).